September 2, 2016

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE:      Dreyfus Municipal Bond Opportunity Fund
            1933 Act File No.:  033-07496
            1940 Act File No.:  811-04764
            CIK No.:  0000797923

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 52 to the Registration Statement, electronically filed with the Securities and Exchange Commission on August 25, 2016.

Please address any comments or questions to my attention at 212-922-6838.

Sincerely,

/s/Loretta Johnston
Loretta Johnston
Supervisory Paralegal